Investments carried under the equity method, Movement of the investments held in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments in associates [Abstract]
Initial balance	$ 55,009	$ 56,181
Share of (loss)/profit	5,351	6,646
Dividend distribution	(2,454)	(3,954)
Equity distribution	(549)	(3,099)
Currency translation differences	(1,573)	(765)
Final balance	$ 55,784	$ 55,009